Investments - Net carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Net carrying amount	€ 9,035	€ 7,044	€ 3,511
Individual amount limit to be included in other equity-accounted investments	25
Associates
Investments
Net carrying amount	4,357	1,452
Associates | Abu Dhabi Oil Refining Co
Investments
Net carrying amount	€ 2,829
% of the investment	20.00%
Associates | Angola LNG Ltd
Investments
Net carrying amount	€ 1,159	€ 1,106
% of the investment	13.60%	13.60%
Associates | Coral FLNG SA
Investments
Net carrying amount	€ 102	€ 102
% of the investment	25.00%	25.00%
Associates | Novamont SpA
Investments
Net carrying amount	€ 71	€ 67
% of the investment	25.00%	25.00%
Associates | United Gas Derivatives Co
Investments
Net carrying amount	€ 69	€ 62
% of the investment	33.33%	33.33%
Associates | Commonwealth Fusion Systems Llc
Investments
Net carrying amount	€ 37	€ 42
Associates | Other investments
Investments
Net carrying amount	90	73
Joint ventures
Investments
Net carrying amount	4,592	5,497
Joint ventures | Var Energi AS
Investments
Net carrying amount	€ 2,518	€ 3,498
% of the investment	69.60%	69.60%
Joint ventures | Saipem SpA
Investments
Net carrying amount	€ 1,250	€ 1,228
% of the investment	30.99%	30.99%
Joint ventures | Union Fenosa Gas SA
Investments
Net carrying amount	€ 326	€ 335
% of the investment	50.00%	50.00%
Joint ventures | Cardon IV SA
Investments
Net carrying amount	€ 148	€ 98
% of the investment	50.00%	50.00%
Joint ventures | Gas Distribution Company of Thessaloniki Thessaly SA
Investments
Net carrying amount	€ 139	€ 137
% of the investment	49.00%	49.00%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Net carrying amount	€ 74	€ 75
% of the investment	50.00%	50.00%
Joint ventures | Petro Junin SA
Investments
Net carrying amount	€ 53	€ 47
% of the investment	40.00%	40.00%
Joint ventures | AET Raffineriebeteiligungs gesellschaft mbH
Investments
Net carrying amount	€ 35	€ 32
% of the investment	33.33%	33.33%
Joint ventures | Other investments
Investments
Net carrying amount	€ 49	€ 47
Investments in unconsolidated entities controlled by Eni
Investments
Net carrying amount	86	95
Investments in unconsolidated entities controlled by Eni | Eni BTC Ltd
Investments
Net carrying amount	€ 30	€ 31
% of the investment	100.00%	100.00%
Investments in unconsolidated entities controlled by Eni | Other investments
Investments
Net carrying amount	€ 56	€ 64